INCOME TAXES - Reconciliation of Income Tax Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income before income taxes	$ 5,906	$ 3,298	$ 474
Federal and provincial statutory tax rate	23.00%	23.00%	23.00%
Expected income tax expense	$ 1,358	$ 759	$ 109
Mexico foreign exchange exposure	(246)	132	9
Income tax differential related to regulated operations	(227)	(260)	(174)
Income from non-controlling interests and equity investments	(224)	(56)	(54)
Foreign income tax rate differentials	167	(84)	(216)
Non-taxable capital (gains) and losses	18	182	173
Impact of Mexico inflationary adjustments	7	1	24
Valuation allowance (release)	4	182	198
Settlement of Mexico prior years' income tax assessments	0	0	196
Non-deductible goodwill impairment	0	0	91
Other	65	(14)	(34)
Income Tax Expense	$ 922	$ 842	$ 322